Segments - Summary of segments banking (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net interest income	€ 14,957	€ 15,288	€ 16,162
Net fee and commission income	4,602	4,008	3,595
Share of result from associates and joint ventures 8	209	205	149
– of which revaluations and trading income	5,789	1,614	(1,732)
Total revenue	25,678	21,087	18,121
Regulatory costs	866	882	1,042
Addition to loan loss provisions	1,304	1,194	520
Total expenses	13,887	13,315	12,084
Result before tax	11,791	7,772	6,037
Taxation	3,192	2,181	1,662
Non-controlling interests	275	258	235
Net result	8,324	5,334	4,140
EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Taxation	(647)	470	1,308
Net result	(1,996)	1,058	3,147
Segments banking activities
Disclosure of operating segments [line items]
Net result	8,324	5,334	4,140
Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	14,681	15,023	15,976
Net fee and commission income	4,602	4,008	3,595
Total investment and other income	3,752	3,584	3,005
Share of result from associates and joint ventures 8	200	170	144
– of which revaluations and trading income	3,421	3,407	2,910
Total revenue	23,035	22,615	22,575
Operating expense	12,583	12,121	11,564
Regulatory costs	866	882	1,042
Addition to loan loss provisions	1,304	1,194	520
Total expenses	13,887	13,315	12,084
Result before tax	9,148	9,300	10,492
Taxation	2,545	2,650	2,970
Non-controlling interests	275	258	235
Net result	6,327	6,392	7,287
Segments banking activities | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	1,996	(1,058)	(3,147)
Retail Netherlands
Disclosure of operating segments [line items]
Non-controlling interests		0
Retail Netherlands | Segments banking activities
Disclosure of operating segments [line items]
Net result	2,040	2,070	2,121
Retail Netherlands | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	3,115	3,027	3,096
Net fee and commission income	1,128	1,049	959
Total investment and other income	726	835	945
Share of result from associates and joint ventures 8	(8)
– of which revaluations and trading income	689	810	898
Total revenue	4,968	4,910	5,001
Operating expense	2,089	2,124	2,135
Regulatory costs	67	114	212
Addition to loan loss provisions	107	(8)	5
Total expenses	2,196	2,117	2,140
Result before tax	2,773	2,793	2,861
Taxation	733	723	740
Non-controlling interests	0		0
Net result	2,040	2,070	2,121
Retail Belgium
Disclosure of operating segments [line items]
Non-controlling interests		0
Retail Belgium | Segments banking activities
Disclosure of operating segments [line items]
Net result	466	597	479
Retail Belgium | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	1,786	1,959	2,063
Net fee and commission income	692	603	502
Total investment and other income	197	189	117
Share of result from associates and joint ventures 8	119	81
– of which revaluations and trading income	118	81	61
Total revenue	2,674	2,751	2,683
Operating expense	1,878	1,811	1,852
Regulatory costs	261	206	211
Addition to loan loss provisions	153	134	169
Total expenses	2,031	1,944	2,022
Result before tax	644	807	661
Taxation	178	210	182
Non-controlling interests	0		0
Net result	466	597	479
Retail Germany | Segments banking activities
Disclosure of operating segments [line items]
Net result	983	949	1,159
Retail Germany | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	2,457	2,647	2,862
Net fee and commission income	632	433	357
Total investment and other income	(98)	(173)	(67)
– of which revaluations and trading income	(112)	(160)	(57)
Total revenue	2,991	2,906	3,152
Operating expense	1,362	1,303	1,243
Regulatory costs	32	88	96
Addition to loan loss provisions	171	149	119
Total expenses	1,533	1,452	1,362
Result before tax	1,457	1,455	1,790
Taxation	472	505	631
Non-controlling interests	2	1	0
Net result	983	949	1,159
Retail Other | Segments banking activities
Disclosure of operating segments [line items]
Net result	1,058	1,002	908
Retail Other | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	3,892	3,817	3,437
Net fee and commission income	717	609	519
Total investment and other income	299	263	277
Share of result from associates and joint ventures 8	11	8	7
– of which revaluations and trading income	257	253	264
Total revenue	4,908	4,688	4,233
Operating expense	2,905	2,792	2,479
Regulatory costs	287	261	252
Addition to loan loss provisions	323	291	313
Total expenses	3,228	3,083	2,792
Result before tax	1,680	1,605	1,441
Taxation	398	381	359
Non-controlling interests	225	221	174
Net result	1,058	1,002	908
Wholesale Banking | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	2,624	2,796	3,836
Wholesale Banking | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	1,996	(1,058)	(3,147)
Wholesale Banking | Segments banking activities
Disclosure of operating segments [line items]
Net result	3,899	1,010	(272)
Wholesale Banking | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	2,997	3,259	4,028
Net fee and commission income	1,433	1,317	1,259
Total investment and other income	2,579	2,405	1,771
Share of result from associates and joint ventures 8	(56)	(36)	31
– of which revaluations and trading income	2,571	2,478	1,730
Total revenue	7,009	6,981	7,057
Operating expense	3,837	3,558	3,313
Regulatory costs	219	212	271
Addition to loan loss provisions	549	627	(92)
Total expenses	4,386	4,185	3,222
Result before tax	2,624	2,796	3,836
Taxation	673	693	900
Non-controlling interests	48	35	61
Net result	1,902	2,068	2,875
Wholesale Banking | Segments banking activities | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	1,996	(1,058)	(3,147)
Corporate Line
Disclosure of operating segments [line items]
Non-controlling interests		0
Corporate Line | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	(30)	(156)	(97)
Corporate Line | Segments banking activities
Disclosure of operating segments [line items]
Net result	(121)	(294)	(255)
Corporate Line | Segments banking activities | Net Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	434	315	489
Net fee and commission income	1	(3)	(1)
Total investment and other income	49	66	(38)
Share of result from associates and joint ventures 8	133	118	107
– of which revaluations and trading income	(102)	(55)	13
Total revenue	484	378	450
Operating expense	512	533	542
Regulatory costs		1
Addition to loan loss provisions	1	1	5
Total expenses	513	534	547
Result before tax	(30)	(156)	(97)
Taxation	92	138	158
Non-controlling interests	0		0
Net result	€ (121)	€ (294)	€ (255)